Supplement dated October 5, 2023
to the Updating Summary Prospectus and Prospectus dated May 1, 2023 for Schwab OneSource Choice Variable Annuity contracts issued by
Empower Annuity Insurance Company of America
Variable Annuity 1 Series Account

Supplement dated October 5, 2023
to the Updating Summary Prospectus and Prospectus dated May 1, 2023 for Schwab OneSource Choice Variable Annuity contracts issued by
Empower Life & Annuity Insurance Company of New York
Variable Annuity 1 Series Account of New York

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650.

In the "APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT" section of the Updating Summary Prospectus and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation	Portfolio Company - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Investment Segment Portfolios
Money Market	Schwab® Government Money Market PortfolioTM	0.26%	1.43%	1.04%	0.57%

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-838-0650. Please keep this Supplement for future reference.